Investment in Associates and Joint Ventures (Summary of Condensed Financial Statements) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Oct. 31, 2023
Assets
Total assets	$ 1,910,892					$ 1,955,139
Liabilities
Total liabilities	1,798,457					$ 1,843,068
Total net revenues	13,714			$ 12,201
Total other comprehensive income (loss)	$ 916			$ (13)
Charles Schwab Corporation [member]
Assets
Total assets		$ 651,463	$ 644,139
Liabilities
Total liabilities		597,360	592,923
Total net revenues		6,073	7,465		$ 7,465
Total net income available to common stockholders		1,261	2,472		2,472
Total other comprehensive income (loss)		3,570	721		721
Total comprehensive income (loss)		$ 4,831	$ 3,193		$ 3,193